UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06541 _____________________________________________________

BlackRock Investment Quality Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Investment Quality Term Trust Inc.
 40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

CONSOLIDATED PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock Investment Quality Term Trust (BQT)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			LONG-TERM INVESTMENTS—42.1%
			Mortgage Pass-Throughs—0.4%
	$1,272		Federal Home Loan Mortgage Corp., 6.50%, 9/01/25 - 6/01/29	$ 1,337,307

			Federal Housing Administration—1.1%
	935		GMAC Colonial Project, 7.40%, 12/01/22	989,305
	2,465		GMAC Projects, 7.43%, 2/01/21	2,611,177
	327		USGI Projects, 7.43%, 10/01/23	346,906

			Total Federal Housing Administration	3,947,388

			Agency Multiple Class Mortgage Pass-Throughs—14.2%
	35		Federal Home Loan Bank, Ser. 19, Class ZM, 5.50%, 4/25/34	34,611
			Federal Home Loan Mortgage Corp.,
	533		Ser. 2367, Class AJ, 5.71%, 11/15/29	534,661
	7,939		Ser. 2581, Class PK, 4.00%, 5/15/10	7,944,117
	2,784		Ser. 2668, Class AC, 4.00%, 12/15/05	2,788,951
	386		Ser. 2739, Class Z, 5.00%, 6/15/33	385,318
	3,667		Ser. 2750, Class ZL, 5.00%, 11/15/32	3,671,972
			Federal National Mortgage Assoc.,
	20,429		Ser. 23, Class PK, 4.00%, 3/25/10	20,430,610
	7,243		Ser. 31, Class ZF, 4.50%, 5/25/19	7,240,122
	342		Ser. 47, Class PX, 5.50%, 6/25/34	342,621
	6,460		Ser. 48, Class ZH, 5.00%, 6/25/19	6,457,362
	498		Ser. 62, Class VE, 6.00%, 1/25/11	499,253
	799		Ser. 76, Class CM, 4.50%, 8/25/22	801,185
	113		Ser. 111, Class LZ, 5.50%, 9/25/33	113,785
	407		Ser. 116, Class SK, 5.029%, 11/25/33	404,348

			Total Agency Multiple Class Mortgage Pass-Throughs	51,648,916

			Non-Agency Multiple Class Mortgage Pass-Throughs—0.1%
AAA	302		Countrywide Home Loans, Inc., Ser. 21, Class A2, 5.75%, 11/25/17	302,111

			Inverse Floating Rate Mortgages—0.0%
	29	[2]	Federal National Mortgage Assoc., Ser. 143, Class SC, 6.61%, 8/25/23	28,808

			Interest Only Mortgage-Backed Securities—0.0%
	22,174		GMAC Mortgage Corp. Loan Trust, Ser. HE2, Class AIO, 6/25/27	4,213

			Commercial Mortgage-Backed Securities—1.5%
AAA	5,000	[3]	New York City Mortgage Loan Trust, Multi-Family, Class A2, 6.75%, 6/25/11	5,359,075

			Asset-Backed Securities—0.0%
NR	2,539	[2,3,4,5]	Global Rated Eligible Asset Trust, Ser. A, Class A1, 7.33%, 9/15/07	50,788
			Structured Mortgage Asset Residential Trust,
NR	3,833	[2,4,5]	Ser. 2, 8.24%, 3/15/06	38,329
NR	4,249	[2,4,5]	Ser. 3, 8.724%, 4/15/06	42,485

			Total Asset-Backed Securities	131,602

			Corporate Bonds—2.2%
			Financial Institutions—1.1%
AA-	4,000		Merrill Lynch & Co., Inc., 6.00%, 11/15/04	4,026,400

			Forest Products—1.1%
BBB	4,000		Westvaco Corp., 6.85%, 11/15/04	4,018,760

			Total Corporate Bonds	8,045,160

			U.S. Government and Agency Securities—9.1%
			Small Business Administration,
	849		Ser. 20F, 7.55%, 6/01/16	925,288
	660		Ser. 20G, 7.70%, 7/01/16	721,609
	617		Small Business Investment Companies, Ser. P10A, Class 1, 6.12%, 2/01/08	654,617
			U.S. Treasury Notes,
	870		5.875%, 11/15/04	874,452
	30,000		U.S. Treasury Notes Strips, zero coupon, 11/15/04	29,940,000

			Total U.S. Government and Agency Securities	33,115,966

BlackRock Investment Quality Term Trust (BQT) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Taxable Municipal Bonds—1.1%
AAA	$ 4,000		Los Angeles Cnty. California Pension Oblig., 6.77%, 6/30/05	$ 4,122,720

			Foreign Government Bonds—1.4%
AA-	5,000	[6]	Quebec Province, 8.625%, 1/19/05	5,093,550

			Stripped Money Market Instruments—11.0%
NR	40,000		Vanguard Prime Money Market Portfolio, 12/31/04	39,792,001

			Total Long-Term Investments (cost $140,025,105)	152,928,817

			SHORT-TERM INVESTMENTS—63.1%
			Corporate Bonds—3.0%
A-1+	11,000	[7]	General Electric Co., 1.61%, 12/09/04	10,966,056

			U.S. Government and Agency Securities—60.1%
	17,500	[7]	Federal Home Loan Bank, 1.65%, 10/01/04	17,500,000
			Federal Home Loan Mortgage Corp.,
	25,000	[7]	1.635%, 12/07/04	24,923,927
	59,965	[7]	1.858%, 12/21/04	59,715,396
			Federal National Mortgage Assoc.,
	30,000	[7]	1.66%, 12/15/04	29,896,250
	22,864	[7]	1.69%, 12/08/04	22,791,013
	63,000	[6,7]	U.S. Treasury Notes, 1.75%, 12/31/04	62,980,470

			Total U.S. Government and Agency Securities	217,807,056

			Total Short-Term Investments (cost $228,773,112)	228,773,112

			Total investments before investments sold short (cost $368,798,217)	381,701,929

			INVESTMENTS SOLD SHORT—(0.4%)
	(1,272)		Federal Home Loan Mortgage Corp., 6.50% TBA (proceeds $1,332,502)	(1,333,694)

			Total investments, net of investments sold short—104.8% (cost $367,465,715)	$380,368,235
			Liabilities in excess of other assets —(4.8)%	(17,547,172)

			Net Assets—100%	$362,821,063

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Security interest rate is as of September 30, 2004.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2004, the Trust held 8.6% of its net assets, with a current market value of $31,003,258, in securities restricted as to resale.
[4]	Security is fair valued.
[5]	Illiquid securities representing 0.04% of net assets.
[6]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of September 30, 2004.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Investment Quality Term Trust Inc.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004